Fair value measurements - Roll forward of Level 3 investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll forward of Level 3 available-for-sale debt investments
Fair value of Level 3 investments, Beginning balance	¥ 428,512	¥ 384,076
New additions		80,247
Credit losses provisions	¥ (66,339)	¥ (14,987)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment Loss Of Investments	Impairment Loss Of Investments
The change in fair value of the investments	¥ (79,119)	¥ (20,824)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax
Fair value of Level 3 investments, Ending balance	¥ 283,054	¥ 428,512